18. Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of carrying amount of goodwill
Balance as of December 31, 2015	$75,969
Impairment loss charged during the year	(65,223)
Foreign currency translation	(10,746)
Balance as of December 31, 2016	$–
Acquisition of Heliostixio (Note 3)	683
Balance as of December 31, 2017	$683

Schedule of other intangible assets
	Useful Life (in months)	Gross	Accumulated Amortization	Impairment Charge	Net
As of December 31, 2017
Patent	57	$2,700	$(2,700)	$–	$–
Customer Relationship	120	4,717	(1,086)	(1,326)	2,305
Website	36	270	(156)	(114)	–
		$7,687	$(3,942)	$(1,440)	$2,305
As of December 31, 2016
Patent	57	$2,700	$(2,700)	$–	$–
Customer Relationship	120	4,717	(746)	(1,235)	2,736
Website	36	270	(75)	–	195
		$7,687	$(3,521)	$(1,235)	$2,931

Schedule of the estimated future amortization expense related to other intangible assets
2018	$302
2019	302
2020	302
2021	302
2022	302
Thereafter	795
$$2,305